Property and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
At cost:
Computer and electronic equipment	1,499	1,512	211
Office equipment	219	391	55
Motor vehicles	1,027	1,522	212
Leasehold improvements	1,676	1,677	234
	4,421	5,102	712
Less: Accumulated depreciation	(2,483)	(2,987)	(417)
	1,938	2,115	295

Depreciation expense was RMB258 and RMB504 (US$70) for the six months ended June 30, 2024 and 2025, respectively.